Loans and other financial assets at amortized cost - Changes in gross carrying amount of loans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	₩ 314,174,243	₩ 282,843,945	₩ 252,975,729
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	6,977,862	6,346,889	5,982,269
Transfer to lifetime expected credit losses	(10,462,062)	(10,245,852)	(9,803,421)
Transfer to credit-impaired financial assets	(432,009)	(370,369)	(480,530)
Charge off	0	0	0
Disposal	(48,472)	0	0
Net increase (decrease)	9,697,416	35,599,630	28,355,237
Business combination	89,294		5,814,661
Ending balance	319,996,272	314,174,243	282,843,945
Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	23,354,201	20,423,672	18,245,237
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(6,948,028)	(6,291,280)	(5,956,300)
Transfer to lifetime expected credit losses	10,499,597	10,312,654	9,865,879
Transfer to credit-impaired financial assets	(246,566)	(221,985)	(234,303)
Charge off	0	0	0
Disposal	(650)	0	(398)
Net increase (decrease)	(2,089,285)	(868,860)	(1,980,455)
Business combination	3,990		484,012
Ending balance	24,573,259	23,354,201	20,423,672
Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	1,157,776	1,435,089	1,386,298
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(29,834)	(55,609)	(25,969)
Transfer to lifetime expected credit losses	(37,535)	(66,802)	(62,458)
Transfer to credit-impaired financial assets	678,575	592,354	714,833
Charge off	(522,874)	(627,871)	(671,237)
Disposal	(208,866)	(292,886)	(262,774)
Net increase (decrease)	323,906	173,501	194,382
Business combination	8,317		162,014
Ending balance	1,369,465	1,157,776	1,435,089
Credit impairment model
Changes in gross carrying amount of loans [Abstract]
Net increase (decrease)	313,717
Ending balance	313,717
Consumers | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	135,139,685	125,990,038	111,253,283
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	4,651,157	4,377,247	4,564,471
Transfer to lifetime expected credit losses	(6,284,951)	(6,104,417)	(5,365,577)
Transfer to credit-impaired financial assets	(157,808)	(108,717)	(96,197)
Charge off	0	0	0
Disposal	0	0	0
Net increase (decrease)	(2,077,449)	10,985,534	13,326,560
Business combination	57,743		2,307,498
Ending balance	131,328,377	135,139,685	125,990,038
Consumers | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	13,500,783	12,016,711	12,448,807
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(4,637,460)	(4,357,347)	(4,552,400)
Transfer to lifetime expected credit losses	6,303,526	6,127,477	5,388,064
Transfer to credit-impaired financial assets	(102,097)	(79,746)	(103,016)
Charge off	0	0	0
Disposal	(259)	0	0
Net increase (decrease)	(1,046,885)	(206,312)	(1,289,910)
Business combination	2,974		125,166
Ending balance	14,020,582	13,500,783	12,016,711
Consumers | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	499,969	537,106	417,674
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(13,697)	(19,900)	(12,071)
Transfer to lifetime expected credit losses	(18,575)	(23,060)	(22,487)
Transfer to credit-impaired financial assets	259,905	188,463	199,213
Charge off	(161,850)	(174,012)	(181,713)
Disposal	(57,052)	(48,795)	(55,349)
Net increase (decrease)	47,727	40,167	54,503
Business combination	7,630		137,336
Ending balance	564,057	499,969	537,106
Corporates | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	170,795,255	149,574,932	134,443,979
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	1,784,684	1,610,541	1,160,399
Transfer to lifetime expected credit losses	(3,773,713)	(3,627,800)	(3,983,614)
Transfer to credit-impaired financial assets	(242,421)	(244,236)	(357,386)
Charge off	0	0	0
Disposal	(48,472)	0	0
Net increase (decrease)	11,005,551	23,481,818	14,804,391
Business combination	31,551		3,507,163
Ending balance	179,552,435	170,795,255	149,574,932
Corporates | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	8,458,279	7,328,741	4,910,598
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(1,768,655)	(1,575,157)	(1,146,756)
Transfer to lifetime expected credit losses	3,792,473	3,670,808	4,023,106
Transfer to credit-impaired financial assets	(123,225)	(132,986)	(120,491)
Charge off	0	0	0
Disposal	(391)	0	(398)
Net increase (decrease)	(873,200)	(833,127)	(696,164)
Business combination	1,016		358,846
Ending balance	9,486,297	8,458,279	7,328,741
Corporates | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	541,732	717,909	740,257
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(16,029)	(35,384)	(13,643)
Transfer to lifetime expected credit losses	(18,760)	(43,008)	(39,492)
Transfer to credit-impaired financial assets	365,646	377,222	477,877
Charge off	(140,744)	(233,507)	(243,634)
Disposal	(134,732)	(187,571)	(163,644)
Net increase (decrease)	28,198	(53,929)	(64,490)
Business combination	687		24,678
Ending balance	625,998	541,732	717,909
Corporates | Credit impairment model
Changes in gross carrying amount of loans [Abstract]
Net increase (decrease)	313,717
Ending balance	313,717
Credit card accounts | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	8,239,303	7,278,975	7,278,467
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	542,021	359,101	257,399
Transfer to lifetime expected credit losses	(403,398)	(513,635)	(454,230)
Transfer to credit-impaired financial assets	(31,780)	(17,416)	(26,947)
Charge off	0	0	0
Disposal	0	0	0
Net increase (decrease)	769,314	1,132,278	224,286
Business combination	0		0
Ending balance	9,115,460	8,239,303	7,278,975
Credit card accounts | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	1,395,139	1,078,220	885,832
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(541,913)	(358,776)	(257,144)
Transfer to lifetime expected credit losses	403,598	514,369	454,709
Transfer to credit-impaired financial assets	(21,244)	(9,253)	(10,796)
Charge off	0	0	0
Disposal	0	0	0
Net increase (decrease)	(169,200)	170,579	5,619
Business combination	0		0
Ending balance	1,066,380	1,395,139	1,078,220
Credit card accounts | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	116,075	180,074	228,367
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(108)	(325)	(255)
Transfer to lifetime expected credit losses	(200)	(734)	(479)
Transfer to credit-impaired financial assets	53,024	26,669	37,743
Charge off	(220,280)	(220,352)	(245,890)
Disposal	(17,082)	(56,520)	(43,781)
Net increase (decrease)	247,981	187,263	204,369
Business combination	0		0
Ending balance	₩ 179,410	₩ 116,075	₩ 180,074